    As Filed with the Securities and Exchange Commission on February 13, 2004

              Securities Act Registration Statement No. 033-66528
                   Investment Company Act File No. 811-07912

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                ______________

                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     _X_

                          Pre-Effective Amendment No.
                   Post-Effective Amendment No.  19   _X_
                                    and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   _X_
                          Amendment No. 20     _X_
                       (Check appropriate box or boxes)

                           OLD WESTBURY FUNDS, INC.
                           (A Maryland Corporation)
              (Exact name of Registrant as specified in charter)

                               3435 Stelzer Road
                             Columbus, Ohio 43219
                                (614) 470-8000

   (Address of Principal Executive Offices, including Zip Code and Telephone
                            Number, with Area Code)
                    ______________________________________

                               Robert C. Elliott
                         Bessemer Trust Company, N.A.
                               630 Fifth Avenue
                           New York, New York 10111

                    (Name and Address of Agent for Service)

                    ______________________________________

                                With copies to:

     Robert Kurucza, Esq.                                  Curtis Barnes
     Morrison & Foerster LLP                               BISYS Fund Services
     2000 Pennsylvania Ave. NW Suite 5500                  3435 Stelzer Road
     Washington, D.C. 20006                                Columbus, Ohio 43219

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)

 X   on February 20, 2004 pursuant to paragraph (b)
---

___  60 days after filing pursuant to paragraph (a)(1)

___  on (date) pursuant to paragraph (a)(1)

___  75 days after filing pursuant to paragraph (a)(2)

___  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

 X     This post-effective amendment designates a new effective amendment date
--- for a previously filed post-effective amendment.

Parts A, B and C of Post-effective Amendment No. 18 to the Registrant's Registration Statement filed on December 19, 2003 are incorporated by reference herein.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, OLD WESTBURY FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus and State of Ohio, on the 13th day of February, 2004.

                  OLD WESTBURY FUNDS, INC.

                  By: /s/ Walter B. Grimm

                  Walter B. Grimm, President

                  February 13, 2004


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME                       TITLE                        DATE
----                       -----                        ----


/s/ Walter B. Grimm        President                    February 13, 2004
-------------------
Walter B. Grimm

/s/ Arthur Jensen          Principal Financial and      February 13, 2004
-----------------
Arthur Jensen              Accounting Officer


Patricia Francy            Director

/s/ Robert M. Kaufman*
---------------------
Robert M. Kaufman          Director

/s/ Eugene P. Beard*
-------------------
Eugene P. Beard            Director

/s/ John R. Whitmore*
--------------------
John R. Whitmore           Director




 *By:  /s/ CURTIS BARNES                                       February 13, 2004
      -------------------------------------------------------------------------
         Curtis Barnes
         As Attorney-in-fact


*Pursuant to Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 15 filed on February 28, 2001.